Davis Global Fund

Davis International Fund

(portfolios of Davis New York Venture Fund, Inc.)

January 31, 2020

DAVIS GLOBAL FUND	Schedule of Investments
January 31, 2020 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (87.63%)
COMMUNICATION SERVICES – (10.03%)
Media & Entertainment – (10.03%)
58.com, Inc., Class A, ADR (China)*	175,700	$9,772,434
Alphabet Inc., Class A *	2,613	3,743,854
Alphabet Inc., Class C *	44,223	63,425,953
ASAC II L.P. *(a)(b)	35,352	36,865
Facebook, Inc., Class A *	153,240	30,940,688
Fang Holdings Ltd., Class A, ADR (China)*	233,841	607,987
	Total Communication Services	108,527,781
CONSUMER DISCRETIONARY – (33.36%)
Automobiles & Components – (0.76%)
Adient plc *	318,560	8,190,178
Consumer Services – (9.99%)
New Oriental Education & Technology Group, Inc., ADR (China)*	878,430	106,773,166
Tarena International, Inc., Class A, ADR (China)*	607,396	1,384,863
		108,158,029
Retailing – (22.61%)
Alibaba Group Holding Ltd., ADR (China)*	348,920	72,083,383
Amazon.com, Inc. *	22,000	44,191,840
JD.com, Inc., Class A, ADR (China)*	1,113,815	41,979,687
Meituan Dianping, Class B (China)*	1,753,529	22,199,389
Naspers Ltd. - N (South Africa)	236,150	38,302,706
Prosus N.V., Class N (Netherlands)*	236,150	17,034,361
Quotient Technology Inc. *	886,820	8,930,278
		244,721,644
	Total Consumer Discretionary	361,069,851
ENERGY – (3.11%)
Apache Corp.	245,880	6,746,947
Ovintiv Inc.	679,632	10,622,648
Seven Generations Energy Ltd., Class A (Canada)*	3,242,160	16,267,147
	Total Energy	33,636,742
FINANCIALS – (23.68%)
Banks – (12.88%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	485,850	16,139,937
Danske Bank A/S (Denmark)	1,131,680	18,891,449
DBS Group Holdings Ltd. (Singapore)	1,723,230	31,743,696
DNB ASA (Norway)	757,320	13,239,900
Metro Bank PLC (United Kingdom)*	2,237,602	6,772,344
Wells Fargo & Co.	1,119,820	52,564,351
		139,351,677
Diversified Financials – (7.74%)
Capital Markets – (1.71%)
Julius Baer Group Ltd. (Switzerland)	240,230	12,003,725
Noah Holdings Ltd., ADS (China)*	193,280	6,557,990
		18,561,715
Consumer Finance – (3.81%)
Capital One Financial Corp.	381,670	38,090,666
Yiren Digital Ltd., ADR (China)*	693,837	3,177,774
		41,268,440

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
January 31, 2020 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Diversified Financial Services – (2.22%)
Berkshire Hathaway Inc., Class B *	106,840	$23,978,101
		83,808,256
Insurance – (3.06%)
Life & Health Insurance – (2.42%)
AIA Group Ltd. (Hong Kong)	2,643,580	26,195,090
Multi-line Insurance – (0.64%)
Sul America S.A. (Brazil)	471,362	6,934,060
		33,129,150
	Total Financials	256,289,083
INDUSTRIALS – (10.27%)
Capital Goods – (8.52%)
Ferguson PLC (United Kingdom)	523,094	46,974,785
Schneider Electric SE (France)	174,640	17,416,231
United Technologies Corp.	185,260	27,826,052
		92,217,068
Commercial & Professional Services – (0.07%)
China Index Holdings Ltd., ADR (China)*	253,809	771,580
Transportation – (1.68%)
InterGlobe Aviation Ltd. (India)	936,565	18,157,923
	Total Industrials	111,146,571
INFORMATION TECHNOLOGY – (7.18%)
Semiconductors & Semiconductor Equipment – (4.69%)
Applied Materials, Inc.	624,280	36,201,997
Intel Corp.	228,050	14,579,237
		50,781,234
Technology Hardware & Equipment – (2.49%)
Hollysys Automation Technologies Ltd. (China)	1,805,173	26,915,129
	Total Information Technology	77,696,363
TOTAL COMMON STOCK – (Identified cost $764,870,065)		948,366,391
PREFERRED STOCK – (9.64%)
CONSUMER DISCRETIONARY – (5.15%)
Retailing – (5.15%)
Missfresh Ltd., Series E (China)*(a)(b)	10,559,338	55,682,557
	Total Consumer Discretionary	55,682,557
INDUSTRIALS – (4.49%)
Transportation – (4.49%)
Didi Chuxing Joint Co., Series A (China)*(a)(b)	479,462	21,978,538
Didi Chuxing Joint Co., Series B (China)*(a)(b)	63,325	2,902,818
Grab Holdings Inc., Series F (Singapore)*(a)(b)	2,398,770	13,313,174
Grab Holdings Inc., Series G (Singapore)*(a)(b)	1,881,391	10,441,720
	Total Industrials	48,636,250
TOTAL PREFERRED STOCK – (Identified cost $84,245,749)		104,318,807

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
January 31, 2020 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (2.66%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.60%, 02/03/20, dated 01/31/20, repurchase value of $10,100,347 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.23%-6.50%, 01/01/27-01/01/50, total market value $10,300,980)	$10,099,000	$10,099,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.58%, 02/03/20, dated 01/31/20, repurchase value of $8,644,138 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.50%, 12/01/26-02/01/50, total market value $8,815,860)	8,643,000	8,643,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.61%, 02/03/20, dated 01/31/20, repurchase value of $10,100,355 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-4.00%, 01/01/30-02/01/50, total market value $10,300,980)	10,099,000	10,099,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $28,841,000)	28,841,000
	Total Investments – (99.93%) – (Identified cost $877,956,814)		1,081,526,198
	Other Assets Less Liabilities – (0.07%)		726,243
		Net Assets – (100.00%)	$1,082,252,441

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $104,355,672 or 9.64% of the Fund's net assets as of January 31, 2020.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to “Notes to Schedule of Investments” on page 7 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS INTERNATIONAL FUND	Schedule of Investments
January 31, 2020 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (85.47%)
COMMUNICATION SERVICES – (3.64%)
Media & Entertainment – (3.64%)
58.com, Inc., Class A, ADR (China)*	59,110	$3,287,698
Baidu, Inc., Class A, ADR (China)*	20,645	2,550,896
Fang Holdings Ltd., Class A, ADR (China)*	141,608	368,181
iQIYI, Inc., Class A, ADR (China)*	263,290	5,855,570
	Total Communication Services	12,062,345
CONSUMER DISCRETIONARY – (36.74%)
Consumer Durables & Apparel – (0.36%)
Hunter Douglas N.V. (Netherlands)	18,253	1,192,775
Consumer Services – (10.36%)
New Oriental Education & Technology Group, Inc., ADR (China)*	277,350	33,711,893
Tarena International, Inc., Class A, ADR (China)*	274,290	625,381
		34,337,274
Retailing – (26.02%)
Alibaba Group Holding Ltd., ADR (China)*	123,620	25,538,656
JD.com, Inc., Class A, ADR (China)*	717,580	27,045,590
Meituan Dianping, Class B (China)*	335,611	4,248,780
Naspers Ltd. - N (South Africa)	107,960	17,510,735
Prosus N.V., Class N (Netherlands)*	107,960	7,787,549
Trip.com Group Ltd., ADR (China)*	129,590	4,163,727
		86,295,037
	Total Consumer Discretionary	121,825,086
ENERGY – (3.76%)
Ovintiv Inc.	224,760	3,512,999
Seven Generations Energy Ltd., Class A (Canada)*	1,780,300	8,932,441
	Total Energy	12,445,440
FINANCIALS – (22.67%)
Banks – (13.93%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	250,740	8,329,583
Danske Bank A/S (Denmark)	519,420	8,670,823
DBS Group Holdings Ltd. (Singapore)	825,760	15,211,361
DNB ASA (Norway)	675,642	11,811,958
Metro Bank PLC (United Kingdom)*	712,490	2,156,428
		46,180,153
Diversified Financials – (5.16%)
Capital Markets – (4.80%)
Julius Baer Group Ltd. (Switzerland)	244,600	12,222,083
Noah Holdings Ltd., ADS (China)*	109,270	3,707,531
		15,929,614
Consumer Finance – (0.36%)
Yiren Digital Ltd., ADR (China)*	258,470	1,183,793
		17,113,407
Insurance – (3.58%)
Life & Health Insurance – (2.41%)
AIA Group Ltd. (Hong Kong)	808,300	8,009,400
Multi-line Insurance – (1.17%)
Sul America S.A. (Brazil)	263,009	3,869,044
		11,878,444
	Total Financials	75,172,004

DAVIS INTERNATIONAL FUND – (CONTINUED)	Schedule of Investments
January 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (15.54%)
Capital Goods – (10.50%)
Ferguson PLC (United Kingdom)	180,782	$16,234,550
Schneider Electric SE (France)	186,150	18,564,083
		34,798,633
Commercial & Professional Services – (1.02%)
China Index Holdings Ltd., ADR (China)*	1,116,608	3,394,488
Transportation – (4.02%)
Azul S.A., ADR (Brazil)*	68,900	2,859,350
InterGlobe Aviation Ltd. (India)	540,477	10,478,653
		13,338,003
	Total Industrials	51,531,124
INFORMATION TECHNOLOGY – (3.12%)
Technology Hardware & Equipment – (3.12%)
Hollysys Automation Technologies Ltd. (China)	693,546	10,340,771
	Total Information Technology	10,340,771
TOTAL COMMON STOCK – (Identified cost $282,623,835)		283,376,770
PREFERRED STOCK – (8.41%)
CONSUMER DISCRETIONARY – (5.23%)
Retailing – (5.23%)
Missfresh Ltd., Series E (China)*(a)(b)	3,292,318	17,361,380
	Total Consumer Discretionary	17,361,380
INDUSTRIALS – (3.18%)
Transportation – (3.18%)
Didi Chuxing Joint Co., Series A (China)*(a)(b)	128,505	5,890,669
Grab Holdings Inc., Series F (Singapore)*(a)(b)	549,889	3,051,884
Grab Holdings Inc., Series G (Singapore)*(a)(b)	286,316	1,589,054
	Total Industrials	10,531,607
TOTAL PREFERRED STOCK – (Identified cost $22,028,595)		27,892,987

DAVIS INTERNATIONAL FUND – (CONTINUED)	Schedule of Investments
January 31, 2020 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (5.72%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.60%, 02/03/20, dated 01/31/20, repurchase value of $6,645,886 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.23%-6.50%, 01/01/27-01/01/50, total market value $6,777,900)	$6,645,000	$6,645,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.58%, 02/03/20, dated 01/31/20, repurchase value of $5,687,749 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-6.00%, 05/01/21-02/01/50, total market value $5,800,740)	5,687,000	5,687,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.61%, 02/03/20, dated 01/31/20, repurchase value of $6,645,892 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-4.00%, 01/01/34-02/01/50, total market value $6,777,900)	6,645,000	6,645,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $18,977,000)	18,977,000
	Total Investments – (99.60%) – (Identified cost $323,629,430)		330,246,757
	Other Assets Less Liabilities – (0.40%)		1,326,755
		Net Assets – (100.00%)	$331,573,512

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $27,892,987 or 8.41% of the Fund's net assets as of January 31, 2020.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to “Notes to Schedule of Investments” on page 7 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS GLOBAL FUND	Notes to Schedule of Investments
DAVIS INTERNATIONAL FUND	January 31, 2020 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of  a number of  subjective factors  and is therefore  subject to the  unavoidable risk  that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds’ valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS GLOBAL FUND	Notes to Schedule of Investments – (Continued)
DAVIS INTERNATIONAL FUND	January 31, 2020 (Unaudited)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of January 31, 2020 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Davis Global	Davis International
	Fund	Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$108,490,916	$12,062,345
Consumer Discretionary	283,533,395	91,085,247
Energy	33,636,742	12,445,440
Financials	147,442,879	17,089,951
Industrials	28,597,632	6,253,838
Information Technology	77,696,363	10,340,771
Total Level 1	679,397,927	149,277,592
Level 2 – Other Significant Observable Inputs:
Common Stock*:
Consumer Discretionary	77,536,456	30,739,839
Financials	108,846,204	58,082,053
Industrials	82,548,939	45,277,286
Short-term securities	28,841,000	18,977,000
Total Level 2	297,772,599	153,076,178
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	36,865	–
Preferred Stock:
Consumer Discretionary	55,682,557	17,361,380
Industrials	48,636,250	10,531,607
Total Level 3	104,355,672	27,892,987
Total Investments	$1,081,526,198	$330,246,757

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended January 31, 2020. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at January 31, 2020 was $12,613,363 and $3,932,673 for Davis Global Fund and Davis International Fund, respectively. There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance November 1, 2019	Cost of Purchases	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Proceeds from Sales	Ending Balance January 31, 2020
Davis Global Fund
Investments in Securities:
Common Stock	$36,632	$–	$233	$–	$–	$36,865
Preferred Stock	91,705,677	–	12,613,130	–	–	104,318,807
Total Level 3	$91,742,309	$–	$12,613,363	$–	$–	$104,355,672
Davis International Fund
Investments in Securities:
Preferred Stock	$23,960,314	$–	$3,932,673	$–	$–	$27,892,987
Total Level 3	$23,960,314	$–	$3,932,673	$–	$–	$27,892,987

DAVIS GLOBAL FUND	Notes to Schedule of Investments – (Continued)
DAVIS INTERNATIONAL FUND	January 31, 2020 (Unaudited)

Fair Value Measurements - (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable		Impact to Valuation from
	January 31, 2020	Technique	Input(s)	Amount	an Increase in Input
Davis Global Fund
Investments in Securities:
Common Stock	$36,865	Discounted Cash Flow	Annualized Yield	2.57%	Decrease

Preferred Stock	24,881,356	Market Approach	Adjusted Transaction Price	$45.84	Increase

Preferred Stock	23,754,894	Market Approach	Adjusted Transaction Price	$5.55	Increase

Preferred Stock	55,682,557	Market Approach	Transaction Price	$5.2733	Increase
Total Level 3	$104,355,672
Davis International Fund
Investments in Securities:
Preferred Stock	$5,890,669	Market Approach	Adjusted Transaction Price	$45.84	Increase

Preferred Stock	4,640,938	Market Approach	Adjusted Transaction Price	$5.55	Increase

Preferred Stock	17,361,380	Market Approach	Transaction Price	$5.2733	Increase
Total Level 3	$27,892,987

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Funds’ investments. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Federal Income Taxes

At January 31, 2020, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Global	Davis International
	Fund	Fund
Cost	$898,450,137	$332,203,436
Unrealized appreciation	273,445,239	48,012,822
Unrealized depreciation	(90,369,178)	(49,969,501)
Net unrealized appreciation (depreciation)	$183,076,061	$(1,956,679)